AMOUNT DUE TO RELATED PARTIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Amount due to related parties		$ 1,754,515
Related party loan	$ 1,500,000	1,500,000
Related parties payable	$ 254,515	254,515
Shares to be issued [Member]
Related party loan		1,500,000
Related parties payable		254,515
Subsequent Event [Member]
Related party loan		20,000
Dai Zheng [Member]
Related party loan		10,000
Four new shareholders [Member] | Subsequent Event [Member] | February 2020 and March 2020 [Member]
Related party loan		$ 224,515